PREPAYMENT AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF OTHER ASSETS

	As of December 31,
	2024	2023	2022
VAT receivable - current	$348,112	$1,442,517	$1,176,771
Other receivables	43,824	307,700	186,840
Other receivables from well equipment - current	609,604	-	-
Consumables and spare parts	190,584	148,376	121,740
Prepaid expenses	48,533	21,983	18,750
Less: Allowance on other receivables	(103,433)	-	-
Prepayment and other current assets	$1,137,224	$1,920,576	$1,504,101

VAT receivable – non-current	1,294,611	-	-
Other receivables from well equipment – non-current	-	609,604	635,052
Deposit and others	133,682	134,836	268,666
Durable spare parts	185,145	128,107	114,528
Other non-current assets	1,613,438	872,547	1,018,246
Less: allowance on doubtful receivables	(14,241)	(59,604)	-
Other non-current assets, net	$1,599,197	$812,943	$1,018,246